Long-Term Payable (Details)				1 Months Ended		12 Months Ended
	Oct. 14, 2024 USD ($)	Oct. 14, 2024 CNY (¥)	Nov. 04, 2022 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Feb. 07, 2023 CNY (¥)
Long-Term Payable [Line Items]
Loan amount (in Yuan Renminbi)						$ 29,375,697		$ 485,556
Outstanding loans						421,405		3,634,852
Current portion of loans payable						298,996		3,231,126
Loans payable non-current portion						122,409		403,726
Ronghe [Member]
Long-Term Payable [Line Items]
Loan amount (in Yuan Renminbi) | ¥			¥ 40,000,000
Prime rate			1.55%
Outstanding loans								1,658,984
Current portion of loans payable								1,658,984
Loans payable non-current portion
Property plant and equipment original cost								6,852,140					¥ 47,917,699
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long-Term Payable [Line Items]
Loan amount (in Yuan Renminbi) | ¥														¥ 20,000,000
Repaid amount						374,870	¥ 2,694,379	1,499,747	¥ 10,791,732	$ 1,147,378	¥ 8,124,466
Outstanding loans								363,525
Current portion of loans payable								363,525
Loans payable non-current portion
Property plant and equipment original cost								2,991,147					20,917,392
Long-term facility (in Yuan Renminbi) | ¥									20,000,000
Account receivable
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member] | Sale and Leaseback Contract [Member]
Long-Term Payable [Line Items]
Interest rate														9.61%
Guomao [Member]
Long-Term Payable [Line Items]
Repaid amount						929,000	6,677,190	1,113,530	8,012,628	188,597	1,335,438
Outstanding loans								879,062
Current portion of loans payable								879,062
Loans payable non-current portion
Property plant and equipment original cost								2,144,971					¥ 15,000,000
Proceeds from sale of machine				$ 2,144,971	¥ 15,000,000
Guomao [Member] | Sale and Leaseback Contract [Member]
Long-Term Payable [Line Items]
Debt interest rate percentage				9.13%	9.13%
Risheng [Member]
Long-Term Payable [Line Items]
Repaid amount						402,365	2,892,000	105,063	756,000
Outstanding loans								733,281
Current portion of loans payable								329,555
Loans payable non-current portion								403,726
Property plant and equipment original cost						1,086,786						¥ 7,600,000
Proceeds from sale of machine	$ 857,989	¥ 6,000,000
Risheng [Member] | Sale and Leaseback Contract [Member]
Long-Term Payable [Line Items]
Debt interest rate percentage	12.15%	12.15%
Mr. Haiping Hu and Zhuhai Zibo [Member]
Long-Term Payable [Line Items]
Outstanding loans						421,405
Current portion of loans payable						298,996
Loans payable non-current portion						122,409
Long-Term Payble [Member]
Long-Term Payable [Line Items]
Repaid amount						$ 1,767,206	¥ 12,701,795	$ 1,896,560	¥ 13,647,079	$ 2,066,738	¥ 14,634,365